Subsequent Events - Schedule of Preliminary Allocation Of The Consideration Paid For The Acquired Companies (Parenthetical) (Detail) - lntegron LLC [Member] - shares	Feb. 16, 2022	Nov. 22, 2019
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions		573,016
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions	4,212,246